Risks and Uncertainties (Details) - Dec. 31, 2025	HKD ($)	USD ($)	GBP (£)
Hong Kong Deposit Protection Board [Member]
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions	$ 48,853	$ 6,277
United Kingdom Deposit Protection Board [Member]
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions	2,275,065	292,301
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions	800,000	102,784
Cash balance	48,853	6,277
UK [Member]
Risks and Uncertainties [Line Items]
Cash deposit at financial institutions		164,280	£ 120,000
Cash balance	$ 2,275,065	$ 292,301